Income Taxes - Additional Information (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Impact related to uncertain tax positions	$ 0
Accrued interest related to uncertain tax positions	0
Accrued penalties related to uncertain tax positions	$ 0